Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
October 15, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) CIK No. 0000828806
Ladies and Gentlemen:
On behalf of AIM Treasurer’s Series Trust (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated there under, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 45 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed in order to comply with the summary prospectus rule and related amendments to Form N-1A. Included are rewritten investment objectives and strategies sections and enhanced risks sections.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel